SCHEDULE OF INVESTMENTS (000) *

December 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

COMMON STOCK

Brazil — 5.1%

Banco do Brasil SA	2,821,794	$18,562

BrasilAgro - Co. Brasileira de Propriedades Agricolas	338,900	1,923

JBS SA	1,929,200	8,035

Marfrig Global Foods S.A.	2,821,600	4,650

Minerva SA	2,279,500	5,595

Petro Rio S.A. [1]	769,300	5,422

Petroleo Brasileiro SA, Class A ADR	1,209,588	11,237

SLC Agricola S.A.	265,550	2,359

Suzano S.A.	594,100	5,428

		63,211

China — 31.0%

360 DigiTech Inc. ADR	488,705	9,950

Alibaba Group Holding Ltd. ADR [1]	469,821	41,387

Autohome Inc. ADR	63,800	1,952

Baidu Inc. ADR [1]	53,594	6,130

Bank of Jiangsu Co. Ltd., Class A	3,586,900	3,757

BYD Co. Ltd., Class H	380,000	9,323

Chengxin Lithium Group Co. Ltd., Class A	346,900	1,862

China Coal Energy Co. Ltd., Class H	8,761,000	7,113

China Construction Bank Corp., Class H	58,348,000	36,490

China Everbright Environment Group Ltd.	9,927,000	4,420

China Galaxy Securities Co. Ltd., Class H	12,120,000	5,893

China Lumena New Materials Corp. [1,2]	264,100	—

China National Building Material Co. Ltd., Class H	6,432,000	5,255

China Petroleum & Chemical Corp., Class H	11,822,000	5,696

China Railway Group Ltd., Class H	14,989,000	7,870

China Resources Pharmaceutical Group Ltd.	5,120,000	4,130

China Shenhua Energy Co. Ltd., Class H	2,537,500	7,310

China State Construction Engineering Corp. Ltd., Class A	4,405,900	3,433

CITIC Ltd.	9,266,000	9,743

COSCO SHIPPING Holdings Co. Ltd., Class H	6,821,400	6,934

Daqo New Energy Corp. ADR [1]	210,840	8,140

Dongfeng Motor Group Co. Ltd., Class H	4,472,000	2,555

FinVolution Group ADR	551,040	2,733

Ganfeng Lithium Group Co. Ltd., Class H	729,880	5,411

Gree Electric Appliances Inc. of Zhuhai, Class A	550,600	2,551

Greentown China Holdings Ltd.	1,166,500	1,687

Guangzhou Automobile Group Co. Ltd., Class H	4,282,000	2,868

Guangzhou Tinci Materials Technology Co. Ltd., Class A	376,590	2,370

JD.com Inc., Class A	79,435	2,218

JD.com Inc. ADR	330,624	18,558

Lenovo Group Ltd.	9,624,000	7,839

Meituan, Class B [1]	652,300	14,452

Orient Overseas International Ltd.	117,500	2,118

SCHEDULE OF INVESTMENTS (000) * (continued)

December 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

China — (continued)

PDD Holdings Inc. ADR [1]	212,066	$17,294

PetroChina Co. Ltd., Class H	20,768,000	9,487

PICC Property & Casualty Co. Ltd., Class H	15,656,000	14,803

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,219,436	3,685

Skyworth Group Ltd.	6,154,000	2,627

Tencent Holdings Ltd.	937,289	39,741

Tencent Music Entertainment Group ADR [1]	1,568,014	12,983

Tongwei Co. Ltd., Class A	1,488,792	8,240

Vipshop Holdings Ltd. ADR [1]	711,676	9,707

Wuxi Biologics Cayman Inc. [1]	1,308,500	9,910

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	259,100	1,495

		382,120

India — 14.5%

Axis Bank Ltd.	790,848	8,900

Bank of Baroda	5,237,718	11,730

Bharat Electronics Ltd.	3,592,987	4,335

Cipla Ltd.	303,097	3,938

Coal India Ltd.	2,933,988	7,982

GAIL India Ltd.	5,262,109	6,111

HCL Technologies Ltd.	508,696	6,379

Hindalco Industries Ltd.	1,610,363	9,207

Hindustan Unilever Ltd.	84,458	2,609

ICICI Bank Ltd. ADR	642,813	14,071

Info Edge India Ltd.	117,554	5,582

ITC Ltd.	2,561,757	10,254

Mahindra & Mahindra Ltd.	466,295	7,020

Maruti Suzuki India Ltd.	64,555	6,531

NTPC Ltd.	3,071,670	6,177

Oil & Natural Gas Corp. Ltd.	7,571,217	13,477

Page Industries Ltd.	5,663	2,928

REC Ltd.	4,360,498	6,138

Shriram Finance Ltd.	316,499	5,254

State Bank of India	939,215	6,945

Sun Pharmaceutical Industries Ltd.	1,240,678	15,003

Tata Steel Ltd.	2,851,725	3,884

Titan Co. Ltd.	19,321	606

Trent Ltd.	181,536	2,962

UPL Ltd.	848,095	7,325

Vedanta Ltd.	880,221	3,276

		178,624

Indonesia — 2.6%

Adaro Energy Indonesia Tbk PT	19,593,000	4,853

Astra International Tbk PT	9,300,800	3,404

Bank Mandiri Persero Tbk PT	8,994,300	5,736

Bukit Asam Tbk PT	12,603,800	2,989

Indo Tambangraya Megah Tbk PT	1,207,600	3,033

SCHEDULE OF INVESTMENTS (000) * (continued)

December 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

Indonesia — (continued)

Indofood Sukses Makmur Tbk PT	4,752,700	$2,054

Kalbe Farma Tbk PT	16,817,600	2,258

Perusahaan Gas Negara Tbk PT	35,754,800	4,040

United Tractors Tbk PT	2,107,100	3,532

		31,899

Kuwait — 0.8%

Mobile Telecommunications Co. KSCP	1,029,226	1,897

National Bank of Kuwait SAKP	2,062,994	7,274

		9,171

Mexico — 1.6%

Alfa SAB de CV, Class A	4,754,200	3,033

Arca Continental SAB de CV	468,100	3,796

Coca-Cola Femsa SAB de CV ADR	56,455	3,832

Grupo Aeroportuario del Pacifico SAB de CV, Class B	287,200	4,118

Grupo Bimbo SAB de CV	1,024,800	4,328

		19,107

Qatar — 0.5%

Industries Qatar QSC	931,524	3,288

Ooredoo QPSC	1,080,924	2,745

		6,033

Russia — 0.0%

Gazprom PJSC ADR [1,2]	4,239,823	—

LUKOIL PJSC [1,2]	172,525	—

LUKOIL PJSC ADR [1,2]	137,472	—

Sberbank of Russia PJSC ADR [1,2]	790,503	—

		—

Saudi Arabia — 2.7%

Arab National Bank	245,260	2,084

Bawan Co.	263,826	2,076

Dr Sulaiman Al Habib Medical Services Group Co.	63,596	3,714

Etihad Etisalat Co.	395,737	3,658

Riyad Bank	62,711	534

SABIC Agri-Nutrients Co.	201,832	7,878

Sahara International Petrochemical Co.	340,167	3,112

Saudi Electricity Co.	714,902	4,419

Saudi National Bank	213,250	2,870

Saudi Telecom Co.	254,655	2,478

		32,823

South Africa — 1.9%

African Rainbow Minerals Ltd.	379,072	6,405

Exxaro Resources Ltd.	432,648	5,547

Sasol Ltd.	388,257	6,196

Sibanye Stillwater Ltd.	1,751,432	4,643

Truworths International Ltd.	335,211	1,082

		23,873

SCHEDULE OF INVESTMENTS (000) * (continued)

December 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

South Korea — 13.9%

BH Co. Ltd.	156,651	$2,791

Daeduck Electronics Co. Ltd.	159,784	2,409

DB Insurance Co. Ltd.	67,339	3,491

Dentium Co. Ltd.	9,345	741

DL E&C Co. Ltd.	103,437	2,772

Fila Holdings Corp.	99,335	2,621

GS Holdings Corp.	144,008	4,998

Hana Financial Group Inc.	431,524	14,369

Hanwha Corp.	296,307	6,030

Hyundai Electric & Energy System Co. Ltd. [1]	64,035	2,160

Hyundai Glovis Co. Ltd.	28,520	3,703

Hyundai Marine & Fire Insurance Co. Ltd.	184,877	4,307

KB Financial Group Inc.	190,065	7,282

Kia Corp.	335,267	15,774

Korea Gas Corp.	165,387	4,754

LG Innotek Co. Ltd.	36,518	7,365

LS Corp.	76,950	4,249

LX INTERNATIONAL CORP	156,924	4,227

LX Semicon Co. Ltd.	45,209	2,578

Neowiz [1]	136,054	3,986

POSCO Holdings Inc.	33,863	7,411

POSCO Holdings Inc. ADR	32,331	1,761

POSCO International Corp.	338,778	6,081

Samsung Electronics Co. Ltd.	862,043	37,838

SD Biosensor Inc.	164,044	3,929

SIMMTECH Co. Ltd.	109,176	2,303

Woori Financial Group Inc.	814,345	7,439

Youngone Corp.	94,058	3,510

		170,879

Taiwan — 12.5%

Asia Vital Components Co. Ltd.	1,159,000	4,207

Evergreen Marine Corp. Taiwan Ltd.	574,000	3,034

Fulgent Sun International Holding Co. Ltd.	722,000	3,559

Gigabyte Technology Co. Ltd.	352,000	1,215

Hon Hai Precision Industry Co. Ltd.	6,171,298	20,003

Lite-On Technology Corp.	3,827,202	7,909

Makalot Industrial Co. Ltd.	447,000	3,381

Radiant Opto-Electronics Corp.	856,000	2,915

Sercomm Corp.	1,343,000	3,321

Sitronix Technology Corp.	526,000	3,027

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,019,003	75,906

Unimicron Technology Corp.	1,804,000	7,003

United Microelectronics Corp. [1]	5,087,000	6,684

Yang Ming Marine Transport Corp.	3,496,000	7,426

Zhen Ding Technology Holding Ltd.	1,305,000	4,439

		154,029

SCHEDULE OF INVESTMENTS (000) * (continued)

December 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares/Face Amount	Value

Thailand — 3.1%

AP Thailand PCL	4,842,100	$1,620

Bangkok Chain Hospital PCL	7,716,800	4,569

Bangkok Dusit Medical Services PCL, Class F	7,775,900	6,503

Banpu PCL	6,665,900	2,635

Indorama Ventures PCL	2,803,500	3,292

Kasikornbank PCL	489,600	2,081

Kiatnakin Phatra Bank PCL	1,866,800	3,971

Krung Thai Bank PCL	9,601,200	4,900

PTT Exploration & Production PCL	1,584,500	8,069

		37,640

Turkey — 1.2%

KOC Holding AS	1,199,088	5,379

Turk Hava Yollari AO [1]	1,293,921	9,747

		15,126

United Arab Emirates — 2.1%

Abu Dhabi Commercial Bank PJSC	255,506	625

Abu Dhabi National Oil Co. PJSC	1,421,203	1,704

Abu Dhabi Ports Co. PJSC [1]	2,154,790	3,370

Dubai Islamic Bank PJSC	6,011,280	9,330

Emaar Properties PJSC [1]	4,373,860	6,958

Fertiglobe PLC	3,408,433	3,918

		25,905

Total Common Stock

(Cost $1,273,232) — 93.5%		1,150,440

EQUITY-LINKED NOTES

Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect) 2/10/20231.3.4	$19,462,900	19,702

Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index) 9/22/20231.3.4	35,000,000	32,949

		52,651

Total Equity-Linked Notes

(Cost $54,463) — 4.3%		52,651

SCHEDULE OF INVESTMENTS (000) * (continued)

December 31, 2022 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value

SHORT-TERM INVESTMENT

Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.223% **	19,011,704	$19,012

Total Short-Term Investment

(Cost $19,012) — 1.5%		19,012

Total Investments — 99.3%

(Cost $1,346,707)		1,222,103

Other Assets in Excess of Liabilities — 0.7%		8,775

Net Assets — 100.0%		$1,230,878

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation

Long Contracts

MSCI Emerging Markets	50	Mar-2023	$18,742	$18,468	$(274)

*	Except for share/face amount data.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $52,651, representing 4.3% of the Net Assets.

4

Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying reference(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR American Depositary Receipt

PJSC Public Joint-Stock Company

Amounts designated as “—“ are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2022 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at December 31, 2022:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Brazil	$63,211	$—	$—	$63,211
China	128,834	253,286	—^	382,120
India	14,071	164,553	—	178,624
Indonesia	—	31,899	—	31,899
Kuwait	—	9,171	—	9,171
Mexico	19,107	—	—	19,107
Qatar	—	6,033	—	6,033
Russia	—	—	—^	—
Saudi Arabia	—	32,823	—	32,823
South Africa	—	23,873	—	23,873
South Korea	1,761	169,118	—	170,879
Taiwan	75,906	78,123	—	154,029
Thailand	—	37,640	—	37,640
Turkey	—	15,126	—	15,126
United Arab Emirates	—	25,905	—	25,905

Total Common Stock	302,890	847,550	—	1,150,440

Equity-Linked Notes	—	52,651	—	52,651

Short-Term Investment	19,012	—	—	19,012

Total Investments in Securities	$321,902	$900,201	$—	$1,222,103

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(274)	$—	$—	$(274)

Total Other Financial Instruments	$(274)	$—	$—	$(274)

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

* Futures contracts are valued at the unrealized depreciation on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-3200